Exhibit 99.1

SLM Student Loan Trust 2012-3

Monthly Servicing Report

Distribution Date 06/27/2022

Collection Period 05/01/2022 - 05/31/2022

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 05/01/2022 - 05/31/2022, Distribution Date 06/27/2022

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	05/03/2012	04/30/2022	05/31/2022
	Principal Balance	$1,207,071,961.47	$355,080,059.86	$352,632,481.92
	Interest to be Capitalized Balance	24,814,000.46	3,316,503.45	3,238,346.13
	Pool Balance	$1,231,885,961.93	$358,396,563.31	$355,870,828.05
	Capitalized Interest Account Balance	$11,000,000.00	-	-
	Specified Reserve Account Balance	3,123,383.00	- N/A -	- N/A -
	Adjusted Pool (1)	$1,246,009,344.93	$358,396,563.31	$355,870,828.05
	Weighted Average Coupon (WAC)	6.41%	6.44%	6.44%
	Number of Loans	294,137	63,560	62,836
	Aggregate Outstanding Principal Balance - Tbill		$12,246,271.29	$12,224,202.74
	Aggregate Outstanding Principal Balance - LIBOR		$346,150,292.02	$343,646,625.31
	Pool Factor		0.286865730	0.284844096
	Since Issued Constant Prepayment Rate		(14.29)%	(14.95)%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/25/2022	06/27/2022
	A	78447AAA2	$317,207,597.68	$314,707,119.77
	B	78447AAB0	$37,605,000.00	$37,605,000.00

C	Account Balances	05/25/2022	06/27/2022
	Reserve Account Balance	$1,249,353.00	$1,249,353.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$3,522,929.40	$1,049,570.92
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	05/25/2022	06/27/2022
	Adjusted Pool Balance + Supplemental Loan Purchase	$358,396,563.31	$355,870,828.05
	Total Notes	$354,812,597.68	$352,312,119.77
	Difference	$3,583,965.63	$3,558,708.28
	Parity Ratio	1.01010	1.01010

Page 2 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 05/01/2022 - 05/31/2022, Distribution Date 06/27/2022

II.	Trust Activity 05/01/2022 through 05/31/2022

A	Student Loan Principal Receipts
	Borrower Principal	1,118,178.33
	Guarantor Principal	1,129,369.92
	Consolidation Activity Principal	1,489,903.73
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	7,389.26
	Total Principal Receipts	$3,744,841.24
B	Student Loan Interest Receipts
	Borrower Interest	453,027.02
	Guarantor Interest	52,146.41
	Consolidation Activity Interest	61,138.36
	Special Allowance Payments	72,401.26
	Interest Subsidy Payments	242,192.77
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	21,236.93
	Total Interest Receipts	$902,142.75
C	Reserves in Excess of Requirement	-
D	Investment Income	$4,859.15
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$3,522,929.400
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	$(3,743,648.27)
	Funds Allocated to the Floor Income Rebate Account	$(1,049,570.92)
M	AVAILABLE FUNDS	$3,381,553.35
N	Non-Cash Principal Activity During Collection Period	$(1,297,263.30)
O	Non-Reimbursable Losses During Collection Period	$20,246.72
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$7,687.76
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 05/01/2022 - 05/31/2022, Distribution Date 06/27/2022

III.	2012-3 Portfolio Characteristics

		05/31/2022				04/30/2022
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.55%	57	$227,314.87	0.064%	6.540%	56	$224,030.87	0.063%
	GRACE	6.89%	13	$45,868.00	0.013%	6.870%	15	$53,009.00	0.015%
	DEFERMENT	6.34%	3,744	$20,906,749.22	5.929%	6.310%	4,184	$23,003,230.86	6.478%

REPAYMENT:	CURRENT	6.42%	41,494	$217,461,060.69	61.668%	6.430%	42,035	$219,216,477.41	61.737%
	31-60 DAYS DELINQUENT	6.47%	2,893	$18,018,773.36	5.110%	6.530%	2,634	$17,537,159.64	4.939%
	61-90 DAYS DELINQUENT	6.44%	1,726	$11,303,930.97	3.206%	6.490%	1,543	$9,787,895.42	2.757%
	91-120 DAYS DELINQUENT	6.54%	1,115	$7,143,836.81	2.026%	6.540%	1,215	$8,451,273.39	2.380%
	> 120 DAYS DELINQUENT	6.46%	3,545	$23,676,375.24	6.714%	6.440%	3,321	$21,613,987.92	6.087%

	FORBEARANCE	6.55%	7,622	$50,057,124.12	14.195%	6.480%	8,024	$52,188,424.97	14.698%
	CLAIMS IN PROCESS	6.50%	624	$3,777,355.96	1.071%	6.540%	527	$2,979,357.04	0.839%
	AGED CLAIMS REJECTED	4.89%	3	$14,092.68	0.004%	3.75%	6	$25,213.34	0.007%

TOTAL			62,836	$352,632,481.92	100.00%		63,560	$355,080,059.86	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 05/01/2022 - 05/31/2022, Distribution Date 06/27/2022

IV.	2012-3 Portfolio Characteristics (cont’d)

	05/31/2022	04/30/2022
Pool Balance	$355,870,828.05	$358,396,563.31
Outstanding Borrower Accrued Interest	$13,917,409.45	$13,953,564.91
Borrower Accrued Interest to be Capitalized	$3,238,346.13	$3,316,503.45
Borrower Accrued Interest >30 Days Delinquent	$2,102,797.78	$1,977,069.85
Total # Loans	62,836	63,560
Total # Borrowers	29,731	30,086
Weighted Average Coupon	6.44%	6.44%
Weighted Average Remaining Term	157.38	156.80
Non-Reimbursable Losses	$20,246.72	$34,555.85
Cumulative Non-Reimbursable Losses	$7,873,359.64	$7,853,112.92
Since Issued Constant Prepayment Rate (CPR)	-14.95%	-14.29%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$909,072.11	$909,072.11
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$1,317,738.42	$1,277,474.47
Borrower Interest Accrued	$1,845,952.12	$1,797,169.32
Interest Subsidy Payments Accrued	$75,568.51	$77,066.88
Special Allowance Payments Accrued	$50,209.42	$37,949.47

Page 5 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 05/01/2022 - 05/31/2022, Distribution Date 06/27/2022

V.	2012-3 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	6.27%	34,009	145,393,957.00	41.231%
	- GSL - Unsubsidized	6.39%	27,372	186,307,095.52	52.833%
	- PLUS (2) Loans	8.06%	1,455	20,931,429.40	5.936%
	- SLS (3) Loans	0.00%	0	-	0.000%
	- Consolidation Loans	0.00%	0	-	0.000%
	Total	6.44%	62,836	$352,632,481.92	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	6.45%	50,894	301,752,863.80	85.571%
	- Two Year	6.39%	10,171	43,285,803.77	12.275%
	- Technical	6.29%	1,733	7,417,211.26	2.103%
	- Other	5.99%	38	176,603.09	0.050%
	Total	6.44%	62,836	$352,632,481.92	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 05/01/2022 - 05/31/2022, Distribution Date 06/27/2022

VI.	2012-3 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$3,381,553.35
A	Primary Servicing Fee	$129,601.25	$3,251,952.10
B	Administration Fee	$6,667.00	$3,245,285.10
C	Class A Noteholders’ Interest Distribution Amount	$481,436.81	$2,763,848.29
D	Class B Noteholders’ Interest Distribution Amount	$67,415.77	$2,696,432.52
E	Reserve Account Reinstatement	-	$2,696,432.52
F	Class A Noteholders’ Principal Distribution Amount	$2,500,477.91	$195,954.61
G	Class B Noteholders’ Principal Distribution Amount	-	$195,954.61
H	Unpaid Expenses of The Trustees	-	$195,954.61
I	Carryover Servicing Fee	-	$195,954.61
J	Remaining Amounts to the Noteholders after the first auction date	-	$195,954.61
K	Excess Distribution Certificateholder	$195,954.61	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$352,632,481.92
B	Interest to be Capitalized	$3,238,346.13
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,249,353.00
E	Less: Specified Reserve Account Balance	$(1,249,353.00)
F	Total	$355,870,828.05
G	Class A Notes Outstanding (after application of available funds)	$314,707,119.77
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 05/01/2022 - 05/31/2022, Distribution Date 06/27/2022

VII.	2012-3 Distributions

Distribution Amounts

	A	B
Cusip/Isin	78447AAA2	78447AAB0
Beginning Balance	$317,207,597.68	$37,605,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.65%	0.95%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/25/2022	5/25/2022
Accrual Period End	6/27/2022	6/27/2022
Daycount Fraction	0.09166667	0.09166667
Interest Rate*	1.65571%	1.95571%
Accrued Interest Factor	0.001517734	0.001792734
Current Interest Due	$481,436.81	$67,415.77
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$481,436.81	$67,415.77
Interest Paid	$481,436.81	$67,415.77
Interest Shortfall	-	-
Principal Paid	$2,500,477.91	-
Ending Principal Balance	$314,707,119.77	$37,605,000.00
Paydown Factor	0.002058854	0.000000000
Ending Balance Factor	0.259124841	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 05/01/2022 - 05/31/2022, Distribution Date 06/27/2022

VIII.	2012-3 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$354,812,597.68
	Adjusted Pool Balance	$355,870,828.05
	Overcollateralization Amount	$3,558,708.28
	Principal Distribution Amount	$2,500,477.91
	Principal Distribution Amount Paid	$2,500,477.91

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,249,353.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,249,353.00
	Required Reserve Acct Balance	$1,249,353.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,249,353.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$3,522,929.40
	Deposits for the Period	$1,049,570.92
	Release to Collection Account	$(3,522,929.40)
	Ending Balance	$1,049,570.92

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 05/01/2022 - 05/31/2022, Distribution Date 06/27/2022